Interim Reporting	3 Months Ended
Jun. 30, 2011
Interim Reporting
Quarterly Financial Information [Text Block]

The interim financial statements of the Company are unaudited and, in the opinion of management, reflect all adjustments necessary (which are normal and recurring) to state fairly the Company's financial position as of December 31, 2011 and 2010 and the results of operations and cash flows for the six months ended December 31,  2011 and 2010. These financial statements should be read in conjunction with the financial statements and the notes thereto included in the Company's Annual Report on Form 20-F for the year ended June 30, 2011, as filed with the Securities and Exchange Commission. The results of operations for interim periods should not be regarded as necessarily indicative of the results that may be expected for the entire year.